Related party transactions - Summary of Compensations Paid or Payable to Key Management for Employee Services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and other short-term employee benefits	¥ 10,238	¥ 8,112	¥ 5,034
Contributions to pension plans	156	107	125
Share-based compensation expenses	15,729	15,679	17,454
Key management compensation	¥ 26,123	¥ 23,898	¥ 22,613